Consolidated Statements of Comprehensive Income (Loss)	12 Months Ended
	Dec. 31, 2020 CNY (¥) ¥ / shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 CNY (¥) ¥ / shares	Dec. 31, 2018 CNY (¥) ¥ / shares
Income Statement [Abstract]
Net revenues	¥ 162,167,547	$ 24,853,264	¥ 97,770,167	¥ 1,338,592
Cost of revenues	98,521,027	15,099,008	61,914,502	4,251,451
Gross profit (loss)	63,646,520	9,754,256	35,855,665	(2,912,859)
Operating expenses:
Research and development	8,832,488	1,353,638	11,817,255	19,594,484
Sales and marketing	53,500,051	8,199,242	34,112,212	5,570,169
General and administrative	100,097,849	15,340,667	81,923,516	43,507,856
Impairment loss of intangible assets and other non-current assets	3,120,425	478,226	8,932,439
Provision for loan receivable and other receivables	5,904,305	904,874	17,430,825
Total operating expenses	171,455,118	26,276,647	154,216,247	68,672,509
Other operating income, net	330,224	50,609	588,147	3,793,418
Loss from continuing operations	(107,478,374)	(16,471,782)	(117,772,435)	(67,791,950)
Other income (loss):
Loss on disposal of subsidiaries and others	(1,767,800)	(270,927)	(7,850)
Impairment loss of long-term investments	(1,726,391)	(264,581)	(26,814,507)	(6,380,802)
Change in fair value of long-term investments				2,750,000
Interest income, net of interest expenses	1,171,837	179,592	3,281,701	2,409,090
Foreign currency exchange gains (losses), net	(1,052,856)	(161,357)	51,476	960,188
Total other loss, net	(3,375,210)	(517,273)	(23,489,180)	(261,524)
Loss from continuing operations before income taxes	(110,853,584)	(16,989,055)	(141,261,615)	(68,053,474)
Income tax benefit	(10,268,836)	(1,573,768)	(7,149,119)
Loss from continuing operations, net of income taxes	(100,584,748)	(15,415,287)	(134,112,496)	(68,053,474)
Discontinued operations:
Loss from operations of discontinued operations, net of income taxes				(18,950,969)
Gain from disposal of discontinued operations, net of income taxes			4,894,197	937,605,948
Income from discontinued operations, net of income taxes			4,894,197	918,654,979
Net income (loss)	(100,584,748)	(15,415,287)	(129,218,299)	850,601,505
Net loss attributable to redeemable non-controlling interests from continuing operations	(2,582,632)	(395,806)	(2,820,682)	(3,181,199)
Net loss attributable to non-redeemable non-controlling interests from continuing operations	(5,804,084)	(889,515)	(4,143,628)	(1,132,602)
Net loss attributable to non-redeemable non-controlling interests from discontinued operations				(10,608)
Net income (loss) attributable to ATA Creativity Global	(92,198,032)	(14,129,966)	(122,253,989)	854,925,914
Net loss from continuing operations attributable to ATA Creativity Global	(92,198,032)	(14,129,966)	(127,148,186)	(63,739,673)
Net income from discontinued operations attributable to ATA Creativity Global			4,894,197	918,665,587
Other comprehensive income (loss):
Foreign currency translation adjustment, net of nil income tax	53,445	8,191	810,197	(11,437,409)
Total other comprehensive income (loss)	53,445	8,191	810,197	(11,437,409)
Comprehensive income (loss)	(100,531,303)	(15,407,096)	(128,408,102)	839,164,096
Comprehensive loss attributable to redeemable non-controlling interests from continuing operations	(2,582,632)	(395,806)	(2,820,682)	(3,181,199)
Comprehensive loss attributable to non-redeemable non-controlling interests from continuing operations	(5,804,084)	(889,515)	(4,143,628)	(1,132,602)
Comprehensive loss attributable to non- redeemable non-controlling interests from discontinued operations				(10,608)
Comprehensive income (loss) attributable to ATA Creativity Global	¥ (92,144,587)	$ (14,121,775)	¥ (121,443,792)	¥ 843,488,505
Basic and diluted earnings (losses) per common share attributable to ATA Creativity Global | (per share)	¥ (1.57)	$ (0.24)	¥ (2.52)	¥ 18.25
Basic and diluted losses from continuing operations per common share attributable to ATA Creativity Global | (per share)	¥ (1.57)	$ (0.24)	(2.62)	(1.81)
Basic and diluted earnings from discontinued operations per common share attributable to ATA Creativity Global | ¥ / shares			¥ 0.10	¥ 20.06